Stock Options - Summary of Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Options Outstanding, Beginning Balance	200,000	200,000
Options Outstanding, Granted
Options Outstanding, Forfeited
Options Outstanding, Cancelled	(200,000)
Options Outstanding, Exercised
Options Outstanding, Ending Balance		200,000
Options Outstanding, Exercisable
Weighted Average Exercise Price, Options Beginning Balance	$ 3.00	$ 3.00
Weighted Average Exercise Price, Options Granted
Weighted Average Exercise Price, Options Forfeited
Weighted Average Exercise Price, Options Cancelled
Weighted Average Exercise Price, Options Exercised
Weighted Average Exercise Price, Options Ending Balance		3.00
Weighted Average Exercise Price, Options Exercisable
Weighted Average Remaining Contractual Life, Options Outstanding Beginning Balance	1 year 5 months 1 day	0 years
Weighted Average Remaining Contractual Life, Options Outstanding Ending Balance	0 years	1 year 5 months 1 day
Weighted Average Remaining Contractual Life, Options Exercisable	0 years	0 years
Aggregate Intrinsic Value, Options Outstanding
Aggregate Intrinsic Value, Options Exercisable